Accrued expenses payable - Summary of Accrued Expenses Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
Accruals and estimations	$ 4,288	$ 4,231
Labor related provisions	50,949	53,510
Liability for social security contributions	7,267	7,018
Other	169	181
Accrued expenses payable	$ 62,673	$ 64,940